EARNINGS (LOSS) PER SHARE	12 Months Ended
Dec. 31, 2024
Earnings Per Share [Abstract]
EARNINGS (LOSS) PER SHARE	EARNINGS (LOSS) PER SHARE
Net income is allocated between the Company’s common shares and other participating securities based on their participation rights. The Series A Preferred Stock and Series B Preferred Stock represent participating securities. Earnings attributable to Series A Preferred Stock and Series B Preferred Stock are not included in earnings attributable to common shares in calculating earnings per common share (the two-class method). For periods of net loss, there is no impact from the two-class method on earnings per share (“EPS”) as net loss is allocated to common shares because Series A Preferred Stock and Series B Preferred Stock are not contractually obligated to share the loss.
The following table sets forth the computation of earnings per common share using the two-class method. The dilutive effect of outstanding Series A Preferred Stock, Series B Preferred Stock, the Series A Preferred Stock dividend, and the Series B Preferred Stock dividend is reflected in diluted EPS using the if-converted method and options, RSUs, PSUs and MSUs are reflected using the treasury stock method. For periods of net loss, basic and diluted EPS are the same, as the assumed exercise of Series A Preferred Stock, Series B Preferred Stock, RSUs, PSUs, MSUs, and stock options are anti-dilutive. (Amounts in millions, except share and per share amounts.)

	Year Ended December 31,
	2024	2023	2022
Basic earnings (loss) per common share:
Net income	$250	$153	$73
Less income allocable to Series A Preferred Stock	—	—	(3)
Less stock dividend attributable to Series A Preferred Stock	(95)	(270)	—
Less income allocable to Series B Preferred Stock	—	—	(3)
Less stock dividend attributable to Series B Preferred Stock	(7)	(44)	(44)
Less stock conversion of Series B Preferred Stock	(372)	—	—
Net (loss) income attributable to common shareholders	$(224)	$(161)	$23

Weighted-average shares outstanding - basic	267,675,764	235,136,849	233,201,569
(Loss) income per common share - basic	$(0.84)	$(0.68)	$0.10

Diluted earnings (loss) per common share:
Net income	$250	$153	$73
Less income allocable to Series A Preferred Stock	—	—	(3)
Less stock dividend attributable to Series A Preferred Stock	(95)	(270)	—
Less stock dividend attributable to Series B Preferred Stock	(7)	(44)	(44)
Less stock conversion of Series B Preferred Stock	(372)	—	—
Net (loss) income attributable to common shareholders - diluted	$(224)	$(161)	$26

Weighted-average shares outstanding - basic	267,675,764	235,136,849	233,201,569
Dilutive securities: (1)
RSUs, warrants, and stock options	—	—	359,178
Shares issuable upon conversion of Series B Preferred Shares	—	—	32,520,000
Weighted-average shares outstanding - diluted	267,675,764	235,136,849	266,080,747
(Loss) income per common share - diluted	$(0.84)	$(0.68)	$0.10
(1)The following items were excluded from the calculation of diluted shares as their inclusion would be anti-dilutive:
a.For each of the years ended December 31, 2024, 2023, and 2022, 4,000,000 shares of Series A Preferred Stock, which are convertible to the same number of common shares.
b.For the years ended December 31, 2024 and 2023, 0 and 800,000 shares of Series B Preferred Stock which are convertible to 0 and 32,520,000 shares of common stock, respectively.
c.For the years ended December 31, 2024 and 2023, 0 and 125,000 stock options, respectively, to purchase the same number of common shares.
d.For the years ended December 31, 2024 and 2023, 2,543,662 and 7,944,104 common share equivalents, respectively, which represent the dividend that the Series A Preferred Stock holders are entitled to receive. (See additional description in Note 19 – "Shareholders' Equity and Redeemable Convertible Preferred Stock.")
e.For the years ended December 31, 2024 and 2023, 907,345 RSUs, 1,172,208 PSUs, 341,659 MSUs and 904,344 RSUs, 1,652,020 PSUs, 413,361 MSUs, respectively.